Revenue Recognition - Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 29,862	$ 35,766
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	21,090	21,058
SaaS
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	6,078	5,794
Future upgrade rights
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	0	5,483
Other services
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 2,694	$ 3,431